INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details)	1 Months Ended
	Sep. 30, 2024 USD ($) D $ / shares	Jun. 30, 2024 USD ($)
Current
Other receivables	$ 22,929,011	$ 18,298,672
Non-current
Other receivables	18,532,323	17,957,121
Moolec Science S.A.
Non-current
Revenue from rendering of services	6,600,000
Notional amount	$ 6,600,000
Maturity term	36 months
Debt instrument, threshold strike price (Per share) | $ / shares	$ 6.00
Number of trading days for conversion of debt | D	10
Shareholders and other related parties
Current
Other receivables	$ 37,920
Other receivables
Current
Taxes	7,047,816	5,019,659
Prepayments to suppliers	12,236,083	10,242,075
Prepaid expenses and other receivables	1,756,754	1,594,152
Miscellaneous	1,635,668	1,235,337
Other receivables	22,929,011	18,298,672
Non-current
Taxes	702,411	752,045
Reimbursements over exports	1,373,987	1,461,038
Loan receivables	230,000	230,000
Miscellaneous	14,812	18,495
Other receivables	18,532,323	17,957,121
Other receivables | Shareholders and other related parties
Current
Other receivables	37,920
Other receivables | Joint ventures and associates
Current
Other receivables	214,770	207,449
Non-current
Other receivables	$ 16,211,113	$ 15,495,543